Shareholder Report, Average Annual Return (Details)		8 Months Ended
	Sep. 26, 2023	May 31, 2024	May 31, 2024
C000244756
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brookstone Growth Stock ETF - NAV
C000244758
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Brookstone Opportunities ETF - NAV
C000244760
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brookstone Value Stock ETF - NAV
C000244759
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brookstone Ultra-Short Bond ETF - NAV
C000244754
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Brookstone Active ETF - NAV
C000244757
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brookstone Intermediate Bond ETF - NAV
C000244761
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Brookstone Yield ETF - NAV
Without Sales Load [Member] | C000244755
Average Annual Return [Line Items]
Average Annual Return, Percent			20.39%
Without Sales Load [Member] | C000244756
Average Annual Return [Line Items]
Average Annual Return, Percent		19.03%
Without Sales Load [Member] | C000244758
Average Annual Return [Line Items]
Average Annual Return, Percent			14.31%
Without Sales Load [Member] | C000244760
Average Annual Return [Line Items]
Average Annual Return, Percent		19.43%
Without Sales Load [Member] | C000244759
Average Annual Return [Line Items]
Average Annual Return, Percent		3.01%
Without Sales Load [Member] | C000244754
Average Annual Return [Line Items]
Average Annual Return, Percent			15.49%
Without Sales Load [Member] | C000244757
Average Annual Return [Line Items]
Average Annual Return, Percent		3.50%
Without Sales Load [Member] | C000244761
Average Annual Return [Line Items]
Average Annual Return, Percent			10.45%
Dow Jones U.S. Select Dividend Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			18.38%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent		16.68%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			24.73%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent		16.68%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.88%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			24.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%
Bloomberg U.S. Corporate High Yield
Average Annual Return [Line Items]
Average Annual Return, Percent			9.13%
Brookstone Dividend Stock ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent			20.27%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent			16.92%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			24.73%
Brookstone Growth Stock ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		19.19%
S&P 500 Growth TR
Average Annual Return [Line Items]
Average Annual Return, Percent		27.90%
Brookstone Opportunities ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent			14.43%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.82%
Brookstone Value Stock ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		19.43%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent		21.17%
Brookstone Ultra-Short Bond ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		3.05%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Average Annual Return, Percent		3.73%
Brookstone Active ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent			15.53%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.82%
Brookstone Intermediate Bond ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		3.54%
Brookstone Yield ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent			10.45%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			5.29%